LONG-TERM DEBT AND OTHER BORROWINGS, NET - Additional Information (Detail)							3 Months Ended			6 Months Ended		9 Months Ended		12 Months Ended
	Dec. 22, 2022	Aug. 03, 2022 USD ($) payment	Sep. 21, 2021 shares	Nov. 12, 2019 USD ($)	Dec. 21, 2018 USD ($)	Oct. 08, 2018 EUR (€)	Mar. 31, 2023 USD ($)	Mar. 31, 2022 USD ($) shares	Mar. 31, 2021 USD ($)	Jun. 30, 2022 USD ($)	Jun. 30, 2021 USD ($)	Sep. 30, 2022 USD ($)	Sep. 30, 2021 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2022 EUR (€)	Dec. 23, 2022 USD ($)	Oct. 28, 2022 USD ($) $ / shares shares	Jan. 01, 2022	Dec. 31, 2021 EUR (€)	Dec. 31, 2020 USD ($)
Short-term Debt [Line Items]
Amortization of debt issuance costs							$ 625,000	$ 587,000	$ 524,000	$ 1,188,000	$ 1,047,000	$ 1,806,000	$ 1,569,000	$ 2,427,000	$ 2,097,000
Restricted net assets of consolidated subsidiaries														192,500,000	256,700,000
Outstanding balance of debt														425,408,000	425,980,000
Net carrying amount														425,408,000
Unamortized debt issuance costs														$ 6,153,000	8,022,000
Sponsor | LLC Merger Sub
Short-term Debt [Line Items]
Shares contributed (in shares) | shares			100,000
Bank Overdraft Facility | Bank Overdrafts
Short-term Debt [Line Items]
Outstanding balance of debt | €																€ 0				€ 0
Commitment fee percentage						0.00%
Base fee percentage														0.0940		0.0940
Base fee overage charge percentage						0.06
Bank Overdraft Facility | Bank Overdrafts | Belgium Subsidiary
Short-term Debt [Line Items]
Face amount of debt | €						€ 250,000,000
Bank Overdraft Facility | Base Rate | Bank Overdrafts
Short-term Debt [Line Items]
Basis spread on interest rate						2.00%
Line of Credit | Credit Facilities
Short-term Debt [Line Items]
Percentage of existing and future equity interests secured					0.65
Line of Credit | Secured Debt | Senior Secured UBS Term Loan
Short-term Debt [Line Items]
Face amount of debt				$ 35,000,000	$ 280,000,000
Quarterly principal payment				800,000
Debt issuance costs				$ 200,000
Contractual interest expense														$ 22,500,000
Amortization of debt issuance costs														2,400,000
Outstanding balance of debt														$ 302,700,000	305,800,000
Line of Credit | Secured Debt | Senior Secured UBS Term Loan | London Interbank Offered Rate (LIBOR)
Short-term Debt [Line Items]
Basis spread on interest rate														5.50%
Line of Credit | Revolving Credit Facility | Senior Secured Revolving Credit Facility
Short-term Debt [Line Items]
Face amount of debt					$ 30,000,000
Outstanding balance of debt														$ 0	$ 0
Maximum leverage ratio					5.00
Capitalized debt issuance costs																	$ 200,000
Line of Credit | Revolving Credit Facility | Senior Secured Revolving Credit Facility | Maximum
Short-term Debt [Line Items]
Commitment fee percentage					0.38%
Line of Credit | Revolving Credit Facility | Senior Secured Revolving Credit Facility | London Interbank Offered Rate (LIBOR)
Short-term Debt [Line Items]
Basis spread on interest rate					5.50%
Basis spread floor rate					0.000
Line of Credit | Revolving Credit Facility | Senior Secured Revolving Credit Facility | Secured Overnight Financing Rate (SOFR)
Short-term Debt [Line Items]
Basis spread adjustment on interest rate	0.0010
Line of Credit | Revolving Credit Facility | Senior Secured Revolving Credit Facility | Base Rate
Short-term Debt [Line Items]
Basis spread on interest rate					4.50%
Line of Credit | Revolving Credit Facility | Senior Secured Revolving Credit Facility, Subject To Covenant | London Interbank Offered Rate (LIBOR)
Short-term Debt [Line Items]
Basis spread on interest rate					5.25%
Line of Credit | Revolving Credit Facility | Senior Secured Revolving Credit Facility, Subject To Covenant | Base Rate
Short-term Debt [Line Items]
Basis spread on interest rate					4.25%
Senior Notes | Backstop Notes
Short-term Debt [Line Items]
Face amount of debt													$ 95,100,000
Effective interest rate																			5.90%
Senior Notes | Additional Backstop Notes
Short-term Debt [Line Items]
Face amount of debt																		$ 24,900,000
Effective interest rate																			6.10%
Senior Notes | Notes
Short-term Debt [Line Items]
Maturity period																		7 years
Interest rate																		5.50%
Exchangeable rate per share (in dollars per share) | $ / shares																		$ 12.50
Exchangeable rate shares (in shares) | shares								9,600,000										9,600,000
Net carrying amount														117,500,000							$ 102,000,000
Unamortized debt issuance costs														2,500,000							2,500,000
Unamortized equity component costs																					15,500,000
Senior Notes | Notes | Fair Value, Inputs, Level 3
Short-term Debt [Line Items]
Estimated fair value														92,900,000							$ 118,600,000
Notes Payable, Other Payables | Premium Finance Agreement
Short-term Debt [Line Items]
Face amount of debt		$ 3,600,000
Outstanding balance of debt							$ 2,200,000							$ 2,800,000
Interest rate		4.60%
Term of debt		20 months
Number of fixed monthly principal and interest payments | payment		20
Fixed monthly principal and interest payments		$ 190,000